Earnings Per Share	9 Months Ended
Sep. 23, 2012
Earnings Per Share

2. EARNINGS PER SHARE

The number of shares and earnings per share data (“EPS”) for all periods presented are based on the historical weighted-average shares of common stock outstanding. EPS is computed using the two-class method. The two-class method determines EPS for common stock and participating securities according to dividends and dividend equivalents and their respective participation rights in undistributed earnings. The Company’s convertible preferred stockholders are entitled to receive dividends in the event dividends on the Company’s common stock are declared. As a result, the shares of the Company’s convertible preferred stock are deemed to be participating securities.

Basic EPS of common stock is computed by dividing net income, less the undistributed earnings allocated to participating interests, by the weighted-average number of shares of common stock outstanding for the period. Due to the issuance of the series X preferred stock in 2010, the basic EPS is computed by dividing net income, less the original investment of $5,000 in series X preferred stock and annualized 20.0% preferred return and the undistributed earnings allocated to participating interests, by the weighted-average number of shares of common stock outstanding for the period. The original investment in series X preferred stock and the 20.0% preferred return must be paid to series X preferred stockholders prior to any payment of dividends to the common stockholders. For the year ended December 26, 2010, after adjusting net income for the original investment in and the preferred return on the series X preferred stock, there was no income remaining to be allocated to the Company’s common stock or participating interests.

Diluted EPS of common stock is computed on the basis of the weighted-average number of shares of common stock plus the effect of dilutive potential shares of common stock equivalents outstanding during the period using the treasury stock method for dilutive options and the if converted method for dilutive convertible preferred stock. The numerator is net income less the preferred return and undistributed earnings on the series X preferred stock. The series X preferred stock is anti-dilutive. Options to purchase 50,026, 50,026 and 0 shares of common stock, for the years ended December 27, 2009, December 26, 2010 and December 25, 2011, respectively, were outstanding but not included in the computation of diluted net EPS because their inclusion would have an anti-dilutive effect. For all periods presented undistributed earnings allocated to participating interests related to the series A preferred stock and series B preferred stock are not deducted from net income for purposes of calculating diluted earnings per share because the diluted earnings per share gives effect to the conversion of this preferred stock into common stock as of the beginning of the year. For the year ended December 26, 2010, the series A preferred stock and the series B preferred stock are antidilutive as a result of the net loss available to common stockholders.

The computation of basic and diluted earnings per share is as follows:

	YEAR ENDED			THIRTY-NINE WEEKS ENDED
	DECEMBER 27, 2009	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 25, 2011	SEPTEMBER 23, 2012
				(unaudited)	(unaudited)
BASIC:
Numerator:
Net Income	$2,653	$3,291	$3,464	$3,147	$2,902
Less liquidation preference and preferred return on series X preferred stock	—	5,617	1,121	821	577
Less undistributed earnings allocated to participating interests	2,620	—	2,302	2,289	1,594

Net income (loss) available to common stockholders	$33	$(2,326)	$41	$37	$731

Denominator:
Weighted-average common shares outstanding	126,218	135,392	191,166	181,117	3,539,732

Basic earnings (loss) per common share	$0.26	$(17.18)	$0.21	$0.20	$0.21

DILUTED
Numerator:
Net income attributed to common stockholders	$2,653	$3,291	$3,464	$3,147	$2,902
Less liquidation preference and preferred return on series X preferred stock	—	5,617	1,121	821	577
Less undistributed earnings allocated to participating interests	—	—	131	130	91

Net income (loss) available to common and participating stockholders	$2,653	$(2,326)	$2,212	$2,196	$2,234

Denominator:
Weighted-average common shares outstanding	126,218	135,392	191,166	181,117	3,539,732
Dilutive effect of preferred stock conversion	10,049,572	—	10,049,572	10,049,572	7,279,884
Dilutive effect of stock options	462,724	—	611,913	615,005	682,254

Weighted-average of diluted shares	10,638,514	135,392	10,852,651	10,845,694	11,501,870

Diluted earnings (loss) per common share	$0.25	$(17.18)	$0.20	$0.20	$0.19